Borrowings (Details)	6 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 GBP (£)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings
Total borrowings	£ 741,900,000		£ 636,122,000		£ 582,237,000
Non-current borrowings	535,654,000		530,365,000		477,052,000
Current borrowings	206,246,000		105,757,000		105,185,000
Senior secured notes
Disclosure of detailed information about borrowings
Total borrowings	350,626,000		347,173,000		312,318,000
Non-current borrowings	350,626,000		347,173,000		312,318,000
Unamortized issue costs on borrowings	2,354,000		2,591,000		2,823,000
Principal amount / Notional amount | $		$ 425,000,000		$ 425,000,000		$ 425,000,000
Secured term loan facility
Disclosure of detailed information about borrowings
Total borrowings	185,028,000		183,192,000		164,734,000
Non-current borrowings	185,028,000		183,192,000		164,734,000
Unamortized issue costs on borrowings	1,850,000		1,979,000		2,107,000
Principal amount / Notional amount | $		$ 225,000,000		$ 225,000,000		$ 225,000,000
Revolving facilities
Disclosure of detailed information about borrowings
Total borrowings	200,000,000		100,000,000		100,000,000
Principal amount / Notional amount	300,000,000
Undrawn borrowing facilities	100,000,000		200,000,000		100,000,000
Revolving facilities | 4 April 2025
Disclosure of detailed information about borrowings
Principal amount / Notional amount	150,000,000
Accrued interest on senior secured notes and revolving credit facilities
Disclosure of detailed information about borrowings
Total borrowings	£ 6,246,000		£ 5,757,000		£ 5,185,000
Fixed interest rate | Senior secured notes
Disclosure of detailed information about borrowings
Borrowings, interest rate	3.79%	3.79%
Floating interest rate | Secured term loan facility
Disclosure of detailed information about borrowings
Borrowings, interest rate basis	US dollar LIBOR
Minimum | Floating interest rate | Secured term loan facility
Disclosure of detailed information about borrowings
Adjustment to interest rate basis	1.25%	1.25%
Maximum | Floating interest rate | Secured term loan facility
Disclosure of detailed information about borrowings
Adjustment to interest rate basis	1.75%	1.75%